Distribution Date:	04/17/25	BMO 2024-5C3 Mortgage Trust
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2024-5C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 2)	15-16		Attention: CMBS Servicing	trimont.commercial.servicing@cms.trimont.com
Principal Prepayment Detail	17		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Historical Detail	18	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Delinquency Loan Detail	19		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
Collateral Stratification and Historical Detail	20		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		CMBS Notices	cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09660QAS3	5.139000%	85,000.00	85,000.00	0.00	364.01	0.00	0.00	364.01	85,000.00	30.00%	30.00%
A-3	09660QAT1	5.739300%	617,588,000.00	617,588,000.00	0.00	2,953,769.01	0.00	0.00	2,953,769.01	617,588,000.00	30.00%	30.00%
A-S	09660QAW4	6.285800%	123,535,000.00	123,535,000.00	0.00	647,096.92	0.00	0.00	647,096.92	123,535,000.00	16.00%	16.00%
B	09660QAX2	6.556700%	41,913,000.00	41,913,000.00	0.00	229,009.14	0.00	0.00	229,009.14	41,913,000.00	11.25%	11.25%
C	09660QAY0	7.087868%	26,472,000.00	26,472,000.00	0.00	156,358.36	0.00	0.00	156,358.36	26,472,000.00	8.25%	8.25%
D	09660QAC8	4.000000%	11,030,000.00	11,030,000.00	0.00	36,766.67	0.00	0.00	36,766.67	11,030,000.00	7.00%	7.00%
E	09660QAE4	4.000000%	8,824,000.00	8,824,000.00	0.00	29,413.33	0.00	0.00	29,413.33	8,824,000.00	6.00%	6.00%
F-RR	09660QAG9	7.087868%	17,648,000.00	17,648,000.00	0.00	104,238.91	0.00	0.00	104,238.91	17,648,000.00	4.00%	4.00%
G-RR	09660QAJ3	7.087868%	8,823,000.00	8,823,000.00	0.00	52,113.55	0.00	0.00	52,113.55	8,823,000.00	3.00%	3.00%
J-RR*	09660QAL8	7.087868%	26,472,719.00	26,472,719.00	0.00	135,162.92	0.00	0.00	135,162.92	26,472,719.00	0.00%	0.00%
VRR	09660QAQ7	7.087868%	5,731,000.00	5,731,000.00	0.00	33,712.79	0.00	0.00	33,712.79	5,731,000.00	0.00%	0.00%
VRR Interest	N/A	7.087868%	14,118,281.00	14,118,281.00	0.00	83,051.23	0.00	0.00	83,051.23	14,118,281.00	0.00%	0.00%
R	09660QAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			902,240,000.00	902,240,000.00	0.00	4,461,056.84	0.00	0.00	4,461,056.84	902,240,000.00

X-A	09660QAU8	1.348650%	617,673,000.00	617,673,000.00	0.00	694,187.31	0.00	0.00	694,187.31	617,673,000.00
X-B	09660QAV6	0.632275%	191,920,000.00	191,920,000.00	0.00	101,121.86	0.00	0.00	101,121.86	191,920,000.00
X-D	09660QAA2	3.087868%	19,854,000.00	19,854,000.00	0.00	51,088.77	0.00	0.00	51,088.77	19,854,000.00
Notional SubTotal			829,447,000.00	829,447,000.00	0.00	846,397.94	0.00	0.00	846,397.94	829,447,000.00

Deal Distribution Total					0.00	5,307,454.78	0.00	0.00	5,307,454.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09660QAS3	1,000.00000000	0.00000000	4.28247059	0.00000000	0.00000000	0.00000000	0.00000000	4.28247059	1,000.00000000
A-3	09660QAT1	1,000.00000000	0.00000000	4.78275000	0.00000000	0.00000000	0.00000000	0.00000000	4.78275000	1,000.00000000
A-S	09660QAW4	1,000.00000000	0.00000000	5.23816667	0.00000000	0.00000000	0.00000000	0.00000000	5.23816667	1,000.00000000
B	09660QAX2	1,000.00000000	0.00000000	5.46391668	0.00000000	0.00000000	0.00000000	0.00000000	5.46391668	1,000.00000000
C	09660QAY0	1,000.00000000	0.00000000	5.90655636	0.00000000	0.00000000	0.00000000	0.00000000	5.90655636	1,000.00000000
D	09660QAC8	1,000.00000000	0.00000000	3.33333364	0.00000000	0.00000000	0.00000000	0.00000000	3.33333364	1,000.00000000
E	09660QAE4	1,000.00000000	0.00000000	3.33333296	0.00000000	0.00000000	0.00000000	0.00000000	3.33333296	1,000.00000000
F-RR	09660QAG9	1,000.00000000	0.00000000	5.90655655	0.00000000	0.00000000	0.00000000	0.00000000	5.90655655	1,000.00000000
G-RR	09660QAJ3	1,000.00000000	0.00000000	5.90655673	0.00000000	0.00000000	0.00000000	0.00000000	5.90655673	1,000.00000000
J-RR	09660QAL8	1,000.00000000	0.00000000	5.10574377	0.80081272	3.18506006	0.00000000	0.00000000	5.10574377	1,000.00000000
VRR	09660QAQ7	1,000.00000000	0.00000000	5.88253184	0.02402548	0.09555749	0.00000000	0.00000000	5.88253184	1,000.00000000
VRR Interest	N/A	1,000.00000000	0.00000000	5.88253131	0.02402559	0.09555625	0.00000000	0.00000000	5.88253131	1,000.00000000
R	09660QAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09660QAU8	1,000.00000000	0.00000000	1.12387511	0.00000000	0.00000000	0.00000000	0.00000000	1.12387511	1,000.00000000
X-B	09660QAV6	1,000.00000000	0.00000000	0.52689589	0.00000000	0.00000000	0.00000000	0.00000000	0.52689589	1,000.00000000
X-D	09660QAA2	1,000.00000000	0.00000000	2.57322303	0.00000000	0.00000000	0.00000000	0.00000000	2.57322303	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/25 - 03/30/25	30	0.00	364.01	0.00	364.01	0.00	0.00	0.00	364.01	0.00
A-3	03/01/25 - 03/30/25	30	0.00	2,953,769.01	0.00	2,953,769.01	0.00	0.00	0.00	2,953,769.01	0.00
X-A	03/01/25 - 03/30/25	30	0.00	694,187.31	0.00	694,187.31	0.00	0.00	0.00	694,187.31	0.00
X-B	03/01/25 - 03/30/25	30	0.00	101,121.86	0.00	101,121.86	0.00	0.00	0.00	101,121.86	0.00
A-S	03/01/25 - 03/30/25	30	0.00	647,096.92	0.00	647,096.92	0.00	0.00	0.00	647,096.92	0.00
B	03/01/25 - 03/30/25	30	0.00	229,009.14	0.00	229,009.14	0.00	0.00	0.00	229,009.14	0.00
C	03/01/25 - 03/30/25	30	0.00	156,358.36	0.00	156,358.36	0.00	0.00	0.00	156,358.36	0.00
X-D	03/01/25 - 03/30/25	30	0.00	51,088.77	0.00	51,088.77	0.00	0.00	0.00	51,088.77	0.00
D	03/01/25 - 03/30/25	30	0.00	36,766.67	0.00	36,766.67	0.00	0.00	0.00	36,766.67	0.00
E	03/01/25 - 03/30/25	30	0.00	29,413.33	0.00	29,413.33	0.00	0.00	0.00	29,413.33	0.00
F-RR	03/01/25 - 03/30/25	30	0.00	104,238.91	0.00	104,238.91	0.00	0.00	0.00	104,238.91	0.00
G-RR	03/01/25 - 03/30/25	30	0.00	52,113.55	0.00	52,113.55	0.00	0.00	0.00	52,113.55	0.00
J-RR	03/01/25 - 03/30/25	30	62,746.90	156,362.60	0.00	156,362.60	21,199.69	0.00	0.00	135,162.92	84,317.20
VRR	03/01/25 - 03/30/25	30	407.54	33,850.47	0.00	33,850.47	137.69	0.00	0.00	33,712.79	547.64
VRR Interest	03/01/25 - 03/30/25	30	1,003.96	83,390.42	0.00	83,390.42	339.20	0.00	0.00	83,051.23	1,349.09
Totals			64,158.40	5,329,131.33	0.00	5,329,131.33	21,676.58	0.00	0.00	5,307,454.78	86,213.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,307,454.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,345,313.89	Master Servicing Fee	6,603.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,839.21
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.46
ARD Interest	0.00	Operating Advisor Fee	1,134.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	217.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,345,313.89	Total Fees	16,182.58

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	21,112.05
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	564.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	21,676.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,307,454.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,307,454.78
Total Funds Collected	5,345,313.89	Total Funds Distributed	5,345,313.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	902,240,000.00	902,240,000.00	Beginning Certificate Balance	902,240,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	902,240,000.00	902,240,000.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	902,240,000.00	902,240,000.00	Ending Certificate Balance	902,240,000.00
Ending Actual Collateral Balance	902,240,000.00	902,240,000.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	7	26,380,000.00	2.92%	44	7.4746	1.767814	1.49x or less	12	205,680,000.00	22.80%	45	6.9747	1.290308
5,000,000 to 9,999,999	7	52,750,000.00	5.85%	45	7.3518	1.355145	1.50x - 1.59x	4	40,000,000.00	4.43%	44	7.3365	1.572994
10,000,000 to 19,999,999	14	185,200,000.00	20.53%	45	6.9408	1.893806	1.60x - 1.69x	7	103,450,000.00	11.47%	45	7.3109	1.636351
20,000,000 to 29,999,999	13	306,160,000.00	33.93%	45	7.0417	1.675869	1.70x - 1.79x	2	50,000,000.00	5.54%	44	7.1866	1.739020
30,000,000 to 39,999,999	4	123,500,000.00	13.69%	45	7.0905	2.187145	1.80x - 1.89x	4	57,750,000.00	6.40%	45	7.3402	1.866242
40,000,000 or higher	4	208,250,000.00	23.08%	45	6.2688	1.879655	1.90x - 1.99x	8	149,350,000.00	16.55%	44	6.7554	1.934852
Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562	2.00x - 2.99x	12	296,010,000.00	32.81%	45	6.5234	2.237083
							3.00x or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
California	1	50,000,000.00	5.54%	45	7.9190	1.902500	Totals	55	902,240,000.00	100.00%	45	6.8801	1.821562
Connecticut	1	2,100,000.00	0.23%	46	7.3000	1.587000
									Property Type³
Delaware	1	13,150,000.00	1.46%	46	6.9500	1.301600
Florida	2	38,450,000.00	4.26%	45	6.9876	2.026827		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	16,426,998.00	1.82%	42	7.6710	1.710400		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	2,480,000.00	0.27%	46	6.1400	2.079900	Industrial	3	65,890,000.00	7.30%	46	6.5024	1.736991
Illinois	3	36,050,000.00	4.00%	45	6.7732	1.695422	Lodging	3	81,800,000.00	9.07%	46	7.5355	1.840910
Indiana	1	560,000.00	0.06%	46	6.1400	2.079900	Mixed Use	4	49,871,030.00	5.53%	45	6.8178	1.850813
Kansas	1	27,000,000.00	2.99%	45	6.7740	1.763400	Multi-Family	16	194,150,000.00	21.52%	44	6.1238	1.588578
Louisiana	2	73,630,000.00	8.16%	45	6.6307	2.032953	Office	9	177,628,970.00	19.69%	44	7.3638	1.964584
Maryland	2	15,400,000.00	1.71%	45	7.5327	1.434991	Retail	19	329,270,000.00	36.49%	45	6.9834	1.801277
Massachusetts	1	5,030,000.00	0.56%	46	6.1400	2.079900	Self Storage	1	3,630,000.00	0.40%	45	7.2230	1.411100
Michigan	3	25,100,000.00	2.78%	45	7.6316	1.088729	Totals	55	902,240,000.00	100.00%	45	6.8801	1.821562
Mississippi	1	27,100,000.00	3.00%	45	5.5910	1.423800
Missouri	2	68,200,000.00	7.56%	46	7.2666	1.900706
Nevada	1	13,000,000.00	1.44%	45	7.1200	1.618700
New Hampshire	1	4,500,000.00	0.50%	46	7.3000	1.587000
New Jersey	4	108,600,000.00	12.04%	45	7.0971	1.776270
New York	10	142,950,000.00	15.84%	45	7.0308	1.742817
North Carolina	1	8,450,000.00	0.94%	45	8.0300	1.097300
Ohio	1	580,000.00	0.06%	46	6.1400	2.079900
Pennsylvania	6	93,140,000.00	10.32%	44	5.9076	1.884538
Tennessee	1	28,750,000.00	3.19%	42	7.5130	2.310100
Texas	6	27,633,002.00	3.06%	45	5.9190	2.066826
Virginia	1	73,960,000.00	8.20%	44	6.6006	1.605700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	3	91,350,000.00	10.12%	44	5.0790	1.827302	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	3	61,800,000.00	6.85%	46	6.1990	1.890006	13 months to 24 months	49	902,240,000.00	100.00%	45	6.8801	1.821562
	6.50000 to 6.99999	15	328,710,000.00	36.43%	45	6.6792	2.011377	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	12	220,680,000.00	24.46%	45	7.2769	1.634964	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	12	169,250,000.00	18.76%	44	7.7055	1.715108	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000 to 8.49999	3	18,950,000.00	2.10%	45	8.1630	1.487834	Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562
	8.50000 or higher	1	11,500,000.00	1.27%	43	8.7100	1.680000
	Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	49	902,240,000.00	100.00%	45	6.8801	1.821562	Interest Only	48	898,040,000.00	99.53%	45	6.8733	1.822375
	56 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	1	4,200,000.00	0.47%	43	8.3300	1.647800
	Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562	Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		16	246,760,000.00	27.35%	45	7.1230	1.901899			No outstanding loans in this group
	12 months or less	33	655,480,000.00	72.65%	45	6.7886	1.791319
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	902,240,000.00	100.00%	45	6.8801	1.821562
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	327891001	RT	McLean	VA	Actual/360	6.601%	56,838.50	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	04/06/25
1A	327891101				Actual/360	6.601%	56,838.50	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	04/06/25
1B	327891111				Actual/360	6.601%	170,515.50	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	04/06/25
1C	327890001				Actual/360	6.601%	136,185.05	0.00	0.00	N/A	12/06/28	--	23,960,000.00	23,960,000.00	04/06/25
2	327891002	RT	Elmwood	LA	Actual/360	6.600%	397,833.33	0.00	0.00	N/A	01/06/29	--	70,000,000.00	70,000,000.00	04/06/25
3	695101546	LO	Osage Beach	MO	Actual/360	7.410%	193,020.21	0.00	0.00	N/A	02/06/29	--	30,250,000.00	30,250,000.00	04/06/25
3A	301271880				Actual/360	7.410%	193,020.21	0.00	0.00	N/A	02/06/29	--	30,250,000.00	30,250,000.00	04/06/25
4	327891004	RT	Riverside	CA	Actual/360	7.919%	68,191.39	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	04/01/25
4A	327891104				Actual/360	7.919%	136,382.78	0.00	0.00	N/A	01/01/29	--	20,000,000.00	20,000,000.00	04/01/25
4B	327891114				Actual/360	7.919%	136,382.78	0.00	0.00	N/A	01/01/29	--	20,000,000.00	20,000,000.00	04/01/25
5	304102295	OF	Trenton	NJ	Actual/360	7.350%	316,458.33	0.00	0.00	N/A	02/06/29	--	50,000,000.00	50,000,000.00	04/06/25
6	327891006	MF	Philadelphia	PA	Actual/360	4.676%	181,200.42	0.00	0.00	N/A	10/08/28	--	45,000,000.00	45,000,000.00	04/08/25
7	327891007	Various Various		Various	Actual/360	6.140%	228,672.36	0.00	0.00	N/A	02/01/29	--	43,250,000.00	43,250,000.00	04/01/25
8	327891008	OF	Paramus	NJ	Actual/360	7.081%	121,950.56	0.00	0.00	N/A	01/01/29	--	20,000,000.00	20,000,000.00	04/01/25
8A	327891108				Actual/360	7.081%	82,926.38	0.00	0.00	N/A	01/01/29	--	13,600,000.00	13,600,000.00	04/01/25
9	327891009	OF	New York	NY	Actual/360	6.950%	197,495.83	0.00	0.00	N/A	01/06/29	--	33,000,000.00	33,000,000.00	04/06/25
10	327891010	IN	Manteno	IL	Actual/360	6.600%	163,395.83	0.00	0.00	N/A	01/06/29	--	28,750,000.00	28,750,000.00	04/06/25
11	327891011	OF	Memphis	TN	Actual/360	7.513%	97,042.92	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	04/06/25
11A	327892111				Actual/360	7.513%	64,695.28	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	04/06/25
11B	327890011				Actual/360	7.513%	24,260.73	0.00	0.00	N/A	10/06/28	--	3,750,000.00	3,750,000.00	04/06/25
12	327891012	RT	Staten Island	NY	Actual/360	7.534%	184,896.92	0.00	0.00	N/A	02/01/29	--	28,500,000.00	28,500,000.00	04/01/25
13	695101545	MF	Jackson	MS	Actual/360	5.591%	130,472.20	0.00	0.00	N/A	01/06/29	--	27,100,000.00	27,100,000.00	04/06/25
14	327891014	RT	Lenexa	KS	Actual/360	6.774%	157,495.50	0.00	0.00	N/A	01/01/29	--	27,000,000.00	27,000,000.00	04/01/25
15	327891016	RT	Paramus	NJ	Actual/360	6.613%	56,945.28	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	04/06/25
15A	327891116				Actual/360	6.613%	85,417.92	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	04/06/25
16	327891017	RT	West Bloomfield	MI	Actual/360	7.700%	159,133.33	0.00	0.00	N/A	01/06/29	--	24,000,000.00	24,000,000.00	04/06/25
17	695101548	MU	Miami	FL	Actual/360	6.500%	131,254.86	0.00	0.00	N/A	02/06/29	--	23,450,000.00	23,450,000.00	04/06/25
18	327891018	OF	Various	Various	Actual/360	7.671%	151,928.42	0.00	0.00	N/A	10/06/28	--	23,000,000.00	23,000,000.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19	327891019	MF	Albany	NY	Actual/360	7.295%	128,148.83	0.00	0.00	N/A	11/06/28	--	20,400,000.00	20,400,000.00	04/06/25
20	327891020	MU	New York	NY	Actual/360	6.900%	118,833.33	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	04/06/25
21	327891021	MF	Various	TX	Actual/360	5.300%	87,854.86	0.00	0.00	N/A	02/06/29	--	19,250,000.00	19,250,000.00	04/06/25
22	327891022	MF	Various	Various	Actual/360	7.300%	121,007.64	0.00	0.00	N/A	02/06/29	--	19,250,000.00	19,250,000.00	04/06/25
23	327891023	MF	Various	NY	Actual/360	6.350%	84,481.46	0.00	0.00	N/A	02/06/29	--	15,450,000.00	15,450,000.00	06/06/24
24	327891024	LO	Orlando	FL	Actual/360	7.750%	50,052.08	0.00	0.00	N/A	12/06/28	--	7,500,000.00	7,500,000.00	04/06/25
24A	327891124				Actual/360	7.750%	25,026.04	0.00	0.00	N/A	12/06/28	--	3,750,000.00	3,750,000.00	04/06/25
24B	327892024				Actual/360	7.750%	25,026.04	0.00	0.00	N/A	12/06/28	--	3,750,000.00	3,750,000.00	04/06/25
25	327891025	IN	New Castle Hundred DE		Actual/360	6.950%	78,699.10	0.00	0.00	N/A	02/06/29	--	13,150,000.00	13,150,000.00	04/06/25
26	327891026	MF	Henderson	NV	Actual/360	7.120%	79,704.44	0.00	0.00	N/A	01/06/29	--	13,000,000.00	13,000,000.00	04/06/25
27	327891027	Various Bala Cynwyd		PA	Actual/360	8.710%	86,253.19	0.00	0.00	N/A	11/06/28	--	11,500,000.00	11,500,000.00	04/06/25
28	695101549	MF	Brooklyn	NY	Actual/360	6.520%	51,933.61	0.00	0.00	N/A	02/06/29	--	9,250,000.00	9,250,000.00	04/06/25
29	399570112	MF	Baltimore	MD	Actual/360	7.050%	55,244.58	0.00	0.00	N/A	01/06/29	--	9,100,000.00	9,100,000.00	04/06/25
30	327891030	RT	Fayetteville	NC	Actual/360	8.030%	58,429.40	0.00	0.00	N/A	01/06/29	--	8,450,000.00	8,450,000.00	04/06/25
31	695101544	MF	Bronx	NY	Actual/360	7.090%	42,736.94	0.00	0.00	N/A	12/06/28	--	7,000,000.00	7,000,000.00	04/06/25
32	327891032	LO	Owings Mills	MD	Actual/360	8.230%	44,647.75	0.00	0.00	N/A	01/06/29	--	6,300,000.00	6,300,000.00	04/06/25
33	695101551	MF	Brooklyn	NY	Actual/360	6.968%	30,901.14	0.00	0.00	N/A	02/06/29	--	5,150,000.00	5,150,000.00	04/06/25
34	399570113	MU	New York	NY	Actual/360	7.200%	26,040.00	0.00	0.00	N/A	01/06/29	--	4,200,000.00	4,200,000.00	04/06/25
35	399570108	MF	Loves Park	IL	Actual/360	8.330%	30,126.83	0.00	0.00	N/A	11/06/28	--	4,200,000.00	4,200,000.00	04/06/25
36	327891036	SS	Plaquemine	LA	Actual/360	7.223%	22,577.89	0.00	0.00	N/A	01/06/29	--	3,630,000.00	3,630,000.00	04/06/25
37	327891037	RT	Aurora	IL	Actual/360	6.270%	16,737.42	0.00	0.00	N/A	01/06/29	--	3,100,000.00	3,100,000.00	04/06/25
Totals							5,345,313.89	0.00	0.00				902,240,000.00	902,240,000.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	59,097,284.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	8,945,172.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,651,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	12,127,526.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,653,063.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	17,198,507.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,687,360.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,905,846.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,100,963.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,602,349.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	12,931,127.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,744,118.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,518,508.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	42,874,288.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,033,714.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,646,616.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	7,305,596.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19	1,936,965.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,448,465.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,743,156.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,743,332.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	02/06/25	3,862,500.00	61,293.05	63,172.11	766,844.12	170,803.62	0.00
24	13,309,434.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	937,845.62	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,556,494.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	485,206.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	553,546.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	778,381.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	563,781.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	374,372.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	468,876.27	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	598,134.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	285,787.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	9,660.91	0.00
37	0.00	345,523.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,284,526.06	163,867,916.88				3,862,500.00	61,293.05	63,172.11	766,844.12	180,464.53	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	1	15,450,000.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	45
03/17/25	0	0.00	0	0.00	1	15,450,000.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	46
02/18/25	0	0.00	0	0.00	1	15,450,000.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	47
01/17/25	0	0.00	0	0.00	1	15,450,000.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	48
12/17/24	0	0.00	0	0.00	1	15,450,000.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	49
11/18/24	0	0.00	0	0.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	50
10/18/24	0	0.00	0	0.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	51
09/17/24	0	0.00	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.856196%	52
08/16/24	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.860477%	53
07/17/24	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.860477%	54
06/17/24	1	15,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.860477%	55
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.880056%	6.860477%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	327891023	06/06/24	9	6	63,172.11	766,844.12	408,503.24	15,450,000.00	09/12/24	0		11/27/24
Totals					63,172.11	766,844.12	408,503.24	15,450,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		902,240,000	886,790,000	0		15,450,000
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	902,240,000	886,790,000	0	0	15,450,000	0
Mar-25	902,240,000	886,790,000	0	0	0	15,450,000
Feb-25	902,240,000	886,790,000	0	0	0	15,450,000
Jan-25	902,240,000	886,790,000	0	0	0	15,450,000
Dec-24	902,240,000	886,790,000	0	0	0	15,450,000
Nov-24	902,240,000	886,790,000	0	0	15,450,000	0
Oct-24	902,240,000	886,790,000	0	0	15,450,000	0
Sep-24	902,240,000	886,790,000	0	15,450,000	0	0
Aug-24	902,240,000	886,790,000	15,450,000	0	0	0
Jul-24	902,240,000	886,790,000	15,450,000	0	0	0
Jun-24	902,240,000	886,790,000	15,450,000	0	0	0
May-24	902,240,000	902,240,000	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	327891023	15,450,000.00	15,450,000.00	23,000,000.00	11/21/23	0.09	1.30000	--	02/06/29	I/O
Totals		15,450,000.00	15,450,000.00	23,000,000.00		0.09

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	327891023	MF	NY	09/12/24	0

Due to missed pmts, loan transf. to SS 9/12/2024, following defaults in Jul, Aug, & Sep 2024. SS is pursuing the noteholder's rights & remedies. Loan secured by 34-unit, low-rise apartment pool across 3 Bldgs in Brooklyn & Manhattan. Brooklyn property, w/ 4 units, built before 1988 & reno i2020. Manhattan property, w/ 30 units, built 1900 & also reno 2020. Addtly, 3 retail suites w/ 3,450 sf ground & lower levels. Blds are walk-ups, 3 to 6 stories. Updated appraisal was ordered &

received currently under review. 3rd party site insp 12/27/2024, found 21-23 Catherine good cond w/ no def maint, & 26 Park good cond w/ no sig def maint noted. SS initiated contact w/ Brwr, rcvd a cost-to-cure calc from Master Servicer, who had just sent an NOD 9/13/2024, SS sen t a hello letter & suppl default letter 10/10/2024, acceleration letter 11/4/2024, an addtl rollup default letter & NOD 11/6/24, foreclosure complaint filed 11/27/2024. SS also funded the 4Q property insurance premiums from remaining insurance escrow & ad vanced for property taxes. Receivership motion filed 12/2/2024, & judge approved it w/ an order 12/23/2024. SS previously requested docs on code violations & required repairs, but the info provided so far has been insufficient. Outside counsel was retaine d on 10/8/2024, & the Asset Manager initially began dual-track negotiations w/ the foreclosure process. Brwr last provided a rent roll & operating statement as of 12/30/2024,

T-11 annualized w/ 94% occ & NOI of $801,621.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	564.52	0.00	0.00	21,112.05	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	564.52	0.00	0.00	21,112.05	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,676.57

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27